The Company and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies [Abstract]
The Company and Summary of Significant Accounting Policies

Note 1. The Company and Summary of Significant Accounting Policies

Peraso Inc. (the Company), formerly known as MoSys, Inc. (MoSys), was incorporated in California in 1991 and reincorporated in 2000 in Delaware. The Company is a fabless semiconductor company and derives revenue from selling its semiconductor devices and antenna modules, performance of non-recurring engineering services and licensing of its technologies. The Company specializes in the development of millimeter wave (mmWave), which is generally described as the frequency band from 24 Gigahertz (GHz) to 300GHz, wireless technology. In addition, the Company also manufactures and sells high-performance memory semiconductor devices for a wide range of markets and receives royalties from licensees of its memory technology.

On September 14, 2021, the Company and its subsidiaries, 2864552 Ontario Inc. (Callco) and 2864555 Ontario Inc. (Canco), entered into an Arrangement Agreement (the Arrangement Agreement) with Peraso Technologies Inc. (Peraso Tech), a corporation existing under the laws of the province of Ontario, to acquire all of the issued and outstanding common shares of Peraso Tech (the Peraso Shares), including those Peraso Shares to be issued in connection with the conversion or exchange of secured convertible debentures and common share purchase warrants of Peraso Tech, as applicable, by way of a statutory plan of arrangement (the Arrangement) under the Business Corporations Act (Ontario). On December 17, 2021, following the satisfaction of the closing conditions set forth in the Arrangement Agreement, the Arrangement was completed and, the Company changed its name to “Peraso Inc.” and began trading on the Nasdaq Stock Market (the Nasdaq) under the symbol “PRSO.” For accounting purposes, Peraso Tech, the legal subsidiary, was treated as the accounting acquirer and the Company, the legal parent, was treated as the accounting acquiree. The transaction was accounted for as a reverse acquisition in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations.

The accompanying condensed consolidated financial statements of the Company have been prepared without audit. The condensed consolidated balance sheet as of December 31, 2022 has been derived from the audited consolidated financial statements at that date. Certain information and disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (GAAP) have been condensed or omitted in accordance with the rules and regulations of the Securities and Exchange Commission (SEC). The information in this report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in its most recent annual report on Form 10-K filed with the SEC.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring adjustments) necessary to summarize fairly the Company’s financial position, results of operations and cash flows for the interim periods presented. The operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023 or for any other future period.

Liquidity and Going Concern

The Company incurred net losses of approximately $7.9 million for the nine months ended September 30, 2023 and $32.4 million for the year ended December 31, 2022 and had an accumulated deficit of approximately $157.5 million as of September 30, 2023. These and prior year losses have resulted in significant negative cash flows and have required the Company to raise substantial amounts of additional capital. To date, the Company has primarily financed its operations through offerings of equity and equity-linked securities, issuance of convertible notes and loans.

The Company expects to continue to incur operating losses for the foreseeable future as it secures new customers for and continues to invest in the development of its products. Further, the Company expects its cash expenditures to continue to exceed receipts for the foreseeable future, as its revenues will not be sufficient to offset its operating expenses.

The Company will need to increase revenues substantially beyond levels that it has attained in the past in order to generate sustainable operating profit and sufficient cash flows to continue doing business without raising additional capital from time to time.

As a result of the Company’s expected operating losses and cash burn for the foreseeable future, as well as recurring losses from operations, if the Company is unable to raise sufficient capital through additional debt or equity arrangements, there will be uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern within one year from the date of issuance of these condensed consolidated financial statements. The Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the year ended December 31, 2022, expressed substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments that might result from this uncertainty. There can be no assurance that such additional capital, whether in the form of debt or equity financing, will be sufficient or available and, if available, that such capital will be offered on terms and conditions acceptable to the Company. The Company’s primary focus is producing and selling its products. If the Company is unsuccessful in these efforts, it will need to implement additional cost reduction strategies, which could further affect its near- and long-term business plan. These efforts may include, but are not limited to, reducing headcount and curtailing business activities. The Company believes that its existing cash and cash equivalents as of September 30, 2023, plus expected receipts associated with product sales, will provide the Company with liquidity to fund its planned operating needs into the first quarter of 2024.

Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. The Company’s fiscal year ends on December 31 of each calendar year. Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations or cash flows.

Reverse Stock Split

On December 15, 2023, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-40 reverse stock split of the Company’s shares of common stock. Further, on January 2, 2024, Canco filed a certificate of amendment to its amended and restated certificate of incorporation under the Ontario Business Corporations Act to effect a 1-for-40 reverse stock split of the outstanding exchangeable shares. Such amendments and ratio were previously approved by the Company’s stockholders and board of directors.

As a result of the reverse stock split, which was effective for trading purposes on January 3, 2024, every 40 shares of the Company’s pre-reverse split outstanding common stock and exchangeable shares were combined and reclassified into one share of common stock. Proportionate voting rights and other rights of holders of common stock and exchangeable shares were not affected by the reverse stock split. Any fractional shares of common stock and exchangeable shares resulting from the reverse stock split were rounded up to the nearest whole share. All stock options and restricted stock units outstanding and common stock reserved for issuance under the Company’s equity incentive plans and warrants outstanding immediately prior to the reverse stock split were adjusted by dividing the number of affected shares of common stock by 40 and, as applicable, multiplying the exercise price by 40, as a result of the reverse stock split. All share and per-share amounts in these condensed consolidated financial statements have been restated to reflect the reverse stock split as if it had occurred at the beginning of the earliest period presented.

Risks and Uncertainties

The Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history and the volatility of public markets.

COVID-19 and World Unrest

The global outbreak of the coronavirus disease 2019 (COVID-19) was declared a pandemic by the World Health Organization and a national emergency by the U.S. government in March 2020.  This negatively affected the U.S. and global economy, disrupted global supply chains, significantly restricted travel and transportation, resulted in mandated closures and orders to “shelter-in-place” and created significant disruption of the financial markets. While the U.S. national emergency expired in May 2023 and substantially all closures and “shelter-in-place” orders have ended, there can be no assurance that the COVID-19 pandemic will not impact the Company’s operational and financial performance in the future, as the duration and spread of the pandemic and related actions taken by U.S. and foreign government agencies to prevent disease spread are uncertain, out of the Company’s control, and cannot be predicted.

World unrest due to wars and terrorist attacks have led to further economic disruptions. Mounting inflationary cost pressures and recessionary fears have negatively impacted the global economy. Since mid-2022, the U.S. Federal Reserve has addressed elevated inflation by increasing interest rates, as inflation remains elevated. Given current market conditions, the Company may be unable to access the capital markets, and additional capital may only be available to the Company on terms that could be significantly detrimental to the Company’s existing stockholders and to the Company’s business.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses recognized during the reported period. Material estimates may include assumptions made in determining reserves for uncollectible receivables, inventory write-downs, impairment of long-term assets, valuation allowance on deferred tax assets, accruals for potential liabilities and assumptions made in valuing equity instruments. Actual results could differ from those estimates.

Cash Equivalents and Investments

The Company has invested its excess cash in money market accounts, certificates of deposit, corporate debt, government-sponsored enterprise bonds and municipal bonds and considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Investments with original maturities greater than three months and remaining maturities less than one year are classified as short-term investments. Investments with remaining maturities greater than one year are classified as long-term investments. Management generally determines the appropriate classification of securities at the time of purchase. All securities are classified as available-for-sale. The Company’s available-for-sale investments are carried at fair value, with the unrealized holding gains and losses reported in accumulated other comprehensive income (loss). Realized gains and losses and declines in the value judged to be other-than-temporary are included in the other income, net line item in the condensed consolidated statements of operations. The cost of securities sold is based on the specific identification method.

Fair Value Measurements

The Company measures the fair value of financial instruments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

Level 1—Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date.

Level 2—Pricing is provided by third party sources of market information obtained through the Company’s investment advisors, rather than models. The Company does not adjust for, or apply, any additional assumptions or estimates to the pricing information it receives from advisors. The Company’s Level 2 securities include cash equivalents and available-for-sale securities, which consisted primarily of certificates of deposit, corporate debt, and government agency and municipal debt securities from issuers with high-quality credit ratings. The Company’s investment advisors obtain pricing data from independent sources, such as Standard & Poor’s, Bloomberg and Interactive Data Corporation, and rely on comparable pricing of other securities because the Level 2 securities are not actively traded and have fewer observable transactions. The Company considers this the most reliable information available for the valuation of the securities.

Level 3—Unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment are used to measure fair value. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 investments and other financial instruments involves the most management judgment and subjectivity.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, accounts payable, and other payables, approximate their fair values because of the short maturity of these instruments. The carrying values of lease obligations and long-term financing obligations approximate their fair values because interest rates on these obligations are based on prevailing market interest rates. The Company measures the fair value of its warrant liabilities using Level 3 inputs.

Derivatives and Liability-Classified Instruments

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and the guidance provided by the Financial Accounting Standards Board (FASB) in ASC 480, Distinguishing Liabilities from Equity (ASC 480) and ASC 815, Derivatives and Hedging (ASC 815). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure that its trade receivables balances are not overstated due to uncollectibility. The Company performs ongoing customer credit evaluations within the context of the industry in which it operates and generally does not require collateral from its customers. A specific allowance of up to 100% of the invoice value is provided for any problematic customer balances. Delinquent account balances are written off after management has determined that the likelihood of collection is remote. The Company grants credit only to customers deemed creditworthy in the judgment of management. The allowance for doubtful accounts receivable was approximately $30,000 as of September 30, 2023 and approximately $183,000 as of December 31, 2022.

Inventories

The Company values its inventories at the lower of cost, which approximates actual cost on a first-in, first-out basis, or net realizable value. Costs of inventories primarily consisted of material and third party assembly costs. The Company records inventory reserves for estimated obsolescence or unmarketable inventories based upon assumptions about future demand and market conditions. Once a reserve is established, it is maintained until the product to which it relates is sold or otherwise disposed of. If actual market conditions are less favorable than those expected by management, additional adjustment to inventory valuation may be required. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. The Company determined that it had excess and obsolete inventory, primarily related to its mmWave products, and recorded write-downs of inventory of approximately $793,000 and $420,000 during the nine months ended September 30, 2023 and 2022, respectively. If the Company’s recognition of excess or obsolete inventory is, or if its estimates of inventory’s potential utility become, less favorable than currently expected, additional inventory write-downs may be required.

Intangible and Long-lived Assets

Intangible assets are recorded at cost and amortized on a straight-line method over their estimated useful lives of three to ten years. Amortization of developed technology and other intangibles directly related to the Company’s products is included in cost of net revenue, while amortization of customer relationships and other intangibles not associated with the Company’s products is included in selling, general and administrative expense in the condensed consolidated statements of operations.

The Company regularly reviews the carrying value and estimated lives of its long-lived assets and finite-lived intangible assets to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods as well as the strategic significance of the assets to the Company’s business objective. Should an impairment exist, the impairment loss would be measured based on the excess of the carrying amount of the long-lived asset group over the asset’s fair value.

Purchased Intangible Assets

Intangible assets acquired in business combinations are accounted for based on the fair value of assets purchased and are amortized over the period in which economic benefit is estimated to be received. Intangible assets subject to amortization, including those acquired in business combinations were as follows (amounts in thousands):

	September 30, 2023
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(2,908)	$2,818
Customer relationships	2,556	(1,298)	1,258
Other	186	(53)	133
Total	$8,468	$(4,259)	$4,209

	December 31, 2022
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(1,491)	$4,235
Customer relationships	2,556	(666)	1,890
Other	186	(33)	153
Total	$8,468	$(2,190)	$6,278

Developed technology primarily consisted of MoSys’ products that have reached technological feasibility and primarily relate to its memory semiconductor products and technology. The value of the developed technology was determined by discounting estimated net future cash flows of these products. The Company has revised the remaining estimated life to 18 months as a result of the end of life for our memory products (see Note 11). Amortization related to developed technology of $0.6 million and $1.4 million for the three and nine months ended September 30, 2023, respectively, has been included in cost of net revenue in the condensed consolidated statements of operations and comprehensive loss.

Customer relationships relate to the Company’s ability to sell existing and future versions of its products to MoSys’ customers existing at the time of the arrangement. The fair value of the customer relationships was determined by discounting estimated net future cash flows from the customer relationships. The Company has revised the amortization period to conclude on December 31, 2024, as a result of the end-of-life announcement on May 1, 2023 (see Note 11). Amortization related to customer relationships of $0.2 million and $0.6 million for the three and nine months ended September 30, 2023, respectively, has been included in selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.

Other amortization expense was approximately $6,000 and $20,000 for the three and nine months ended September 30, 2023, respectively.

As of September 30, 2023, estimated future amortization expense related to intangible assets was as follows (in thousands):

Year ending December 31,
2023	$823
2024	3,289
2025	28
2026	28
2027	10
Thereafter	31
$4,209

To date, as of September 30, 2023, the Company has not identified any intangible asset impairments. However, current macroeconomic conditions, which have been impacted by inflation and other world unrest, could negatively impact our business and stock price and trigger the Company to test for impairment. The Company will continue to evaluate for impairment indicators, as necessary, on a quarterly basis.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and its amendments (ASC 606). As described below, the analysis of contracts under ASC 606 supports the recognition of revenue at a point in time, resulting in revenue recognition timing that is materially consistent with the Company’s historical practice of recognizing product revenue when title and risk of loss pass to the customer.

The Company generates revenue primarily from sales of integrated circuits and antenna module products, performance of engineering services and licensing of its intellectual property. Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

Product revenue

Revenue is recognized when performance obligations under the terms of a contract with a customer are satisfied. The majority of the Company’s contracts have a single performance obligation to transfer products. Accordingly, the Company recognizes revenue when title and risk of loss have been transferred to the customer, generally at the time of shipment of products. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products and is generally based upon a negotiated, formula, list or fixed price. The Company sells its products both directly to customers and through distributors generally under agreements with payment terms typically 60 days or less.

The Company may record an estimated allowance, at the time of shipment, for future returns and other charges against revenue consistent with the terms of sale.

Royalty and other

The Company’s licensing contracts typically provide for royalties based on the licensee’s use of the Company’s memory technology in its currently shipping commercial products. The Company estimates its royalty revenue in the calendar quarter in which the licensee uses the licensed technology. Payments are received in the subsequent quarter. The Company also generates revenue from licensing its technology. The Company recognizes license fees as revenue at the point of time when the control of the license has been transferred and the Company has no continuing performance obligations to the customer.

Engineering services revenue

Engineering and development contracts with customers generally contain a single performance obligation that is delivered over time. Revenue is recognized using an output method that is consistent with the satisfaction of the performance obligation as a measure of progress.

Deferred cost of net revenue

As of December 31, 2022, the Company had $1.1 million of product shipments for which the revenue recognition criteria under ASC 606 had not been met. Accordingly, the Company deferred the cost of net revenue of $600,000 associated with these shipments, and the amount deferred was presented as deferred cost of net revenue in the condensed consolidated balance sheets. During the three months ended March 31, 2023, the Company recognized the associated revenue and cost of net revenue.

Contract liabilities – deferred revenue

The Company’s contract liabilities consist of advance customer payments and deferred revenue. The Company classifies advance customer payments and deferred revenue as current or non-current based on the timing of when the Company expects to recognize revenue. As of September 30, 2023 and December 31, 2022, contract liabilities were in a current position and included in deferred revenue.

During the nine months ended September 30, 2023, the Company recognized approximately $157,000 of revenue that had been included in deferred revenue as of December 31, 2022.

See Note 5 for disaggregation of revenue by geography.

The Company does not have significant financing components, as payments from customers are typically due within 60 days of invoicing, and the Company has elected the practical expedient to not value financing components that are less than one year. Shipping and handling costs are generally incurred by the customer, and, therefore, are not recorded as revenue.

Cost of Net Revenue

Cost of net revenue consists primarily of direct and indirect costs of product sales, including amortization of intangible assets and depreciation of production-related fixed assets.

Stock-Based Compensation

The Company periodically issues stock options and restricted stock units to employees and non-employees. The Company accounts for such awards based on ASC 505 and ASC 718, whereby the value of the award is measured on the date of award and recognized as compensation expense on a straight-line basis over the vesting period. The fair value of the Company’s stock options is estimated using the Black-Scholes-Merton Option Pricing (Black Scholes) model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the options, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes model. The assumptions used in the Black-Scholes model could materially affect compensation expense recorded in future periods.

Foreign Currency Transactions

The functional currency of the Company is the U.S dollar. All foreign currency transactions are initially measured and recorded in an entity’s functional currency using the exchange rate on the date of the transaction. All monetary assets and liabilities are remeasured at the end of each reporting period using the exchange rate at that date. All non-monetary assets and related expense, depreciation or amortization are not subsequently remeasured and are measured using the historical exchange rate. An average exchange rate may be used to recognize income and expense items earned or incurred evenly over a period. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the statement of operations, except for the gains and losses arising from the conversion of the carrying amount of the foreign currency denominated convertible preferred shares into the functional currency that are presented as adjustment to the net loss to arrive at net loss attributable to common stockholders.

Per-Share Amounts

Basic net loss per share is computed by dividing net loss for the period by the weighted-average number of exchangeable shares and shares of common stock outstanding during the period. In addition, the Company includes the number of shares of common stock issuable under pre-funded warrants as outstanding. Diluted net loss per share gives effect to all potentially dilutive exchangeable and common shares outstanding during the period. Potentially dilutive common shares consist of incremental exchangeable shares and shares of common stock issuable upon the achievement of escrow terms, exercise of stock options, vesting of stock awards and exercise of warrants.

The following table sets forth securities outstanding that were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):

	September 30,
	2023	2022
Escrow shares - exchangeable shares	33	33
Escrow shares - common stock	13	13
Options to purchase common stock	37	38
Unvested restricted common stock units	23	31
Common stock warrants	238	4
Total	344	119

Recently Issued Accounting Pronouncements

Management does not believe that there are currently any recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

Note 1. The Company and Summary of Significant Accounting Policies

Peraso Inc., formerly known as MoSys, Inc. (the Company), was incorporated in California in 1991 and reincorporated in 2000 in Delaware. The Company is a fabless semiconductor company specializing in the development of millimeter wave (mmWave), which is generally described as the frequency band from 24 Gigahertz (GHz) to 300GHz, wireless technology. The Company derives revenue from selling its semiconductor devices and modules and performance of non-recurring engineering services. The Company also manufactures and sells high-performance memory semiconductor devices for a wide range of markets and receives royalties from licensees of its memory technology.

On September 14, 2021, the Company and its subsidiaries, 2864552 Ontario Inc. (Callco) and 2864555 Ontario Inc. (Canco), entered into an Arrangement Agreement (the Arrangement Agreement) with Peraso Technologies Inc. (Peraso Tech), a corporation existing under the laws of the province of Ontario, to acquire all of the issued and outstanding common shares of Peraso Tech (the Peraso Shares), including those Peraso Shares to be issued in connection with the conversion or exchange of secured convertible debentures and common share purchase warrants of Peraso Tech, as applicable, by way of a statutory plan of arrangement (the Arrangement) under the Business Corporations Act (Ontario). On December 17, 2021, following the satisfaction of the closing conditions set forth in the Arrangement Agreement, the Arrangement was completed and, the Company changed its name to “Peraso Inc.” and began trading on the Nasdaq Stock Market (the Nasdaq) under the symbol “PRSO.”

For accounting purposes, Peraso Tech, the legal subsidiary, was treated as the accounting acquirer and the Company, the legal parent, was treated as the accounting acquiree. The transaction was accounted for as a reverse acquisition in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations (ASC 805). Accordingly, these consolidated financial statements are a continuation of Peraso Tech’s consolidated financial statements prior to December 17, 2021 and exclude the statements of operations and comprehensive loss, statement of stockholders’ equity and statements of cash flows of the Company prior to December 17, 2021. See Note 2 for additional disclosure.

Liquidity and Going Concern

The Company incurred net losses of approximately $32.4 million and $10.9 million for the years ended December 31, 2022 and December 31, 2021, respectively, and had an accumulated deficit of approximately $149.6 million as of December 31, 2022. These and prior year losses have resulted in significant negative cash flows and have required the Company to raise substantial amounts of additional capital. To date, the Company has primarily financed its operations through multiple offerings of common stock and issuance of convertible notes and loans to investors and affiliates.

The Company expects to continue to incur operating losses for the foreseeable future as it secures additional customers and continues to invest in the commercialization of its products. The Company will need to increase revenues substantially beyond levels that it has attained in the past in order to generate sustainable operating profit and sufficient cash flows to continue doing business without raising additional capital from time to time. As a result of the Company’s expected operating losses and cash burn for the foreseeable future, as well as recurring losses from operations, if the Company is unable to raise sufficient capital through additional debt or equity arrangements, there will be uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern within one year from the date of issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments that might result from this uncertainty. There can be no assurance that such additional capital, whether in the form of debt or equity financing, will be sufficient or available and, if available, that such capital will be offered on terms and conditions acceptable to the Company. The Company’s primary focus is producing and selling its products. If the Company is unsuccessful in these efforts, it will need to implement additional cost reduction strategies, which could further affect its near- and long-term business plan. These efforts may include, but are not limited to, reducing headcount and curtailing business activities.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. The Company’s fiscal year ends on December 31 of each calendar year. Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations or cash flows.

Reverse Stock Split

On December 15, 2023, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-40 reverse stock split of the Company’s shares of common stock. Further, on January 2, 2024, Canco filed a certificate of amendment to its amended and restated certificate of incorporation under the Ontario Business Corporations Act to effect a 1-for-40 reverse stock split of the outstanding exchangeable shares. Such amendments and ratio were previously approved by the Company’s stockholders and board of directors.

As a result of the reverse stock split, which was effective for trading purposes on January 3, 2024, every 40 shares of the Company’s pre-reverse split outstanding common stock and exchangeable shares were combined and reclassified into one share of common stock. Proportionate voting rights and other rights of holders of common stock and exchangeable shares were not affected by the reverse stock split. Any fractional shares of common stock and exchangeable shares resulting from the reverse stock split were rounded up to the nearest whole share. All stock options and restricted stock units outstanding and common stock reserved for issuance under the Company’s equity incentive plans and warrants outstanding immediately prior to the reverse stock split were adjusted by dividing the number of affected shares of common stock by 40 and, as applicable, multiplying the exercise price by 40, as a result of the reverse stock split. All share and per-share amounts in these consolidated financial statements have been restated to reflect the reverse stock split as if it had occurred at the beginning of the earliest period presented.

Risks and Uncertainties

The Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history and the volatility of public markets.

COVID-19

The global outbreak of the coronavirus disease 2019 (COVID-19) was declared a pandemic by the World Health Organization and a national emergency by the U.S. government in March 2020.  This has negatively affected the U.S. and global economy, disrupted global supply chains, significantly restricted travel and transportation, resulted in mandated closures and orders to “shelter-in-place” and created significant disruption of the financial markets. The full extent of the COVID-19 impact on the Company’s operational and financial performance will depend on future developments, including the duration and spread of the pandemic and related actions taken by U.S. and foreign government agencies to prevent disease spread, all of which are uncertain, out of the Company’s control, and cannot be predicted.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses recognized during the reported period. Material estimates may include assumptions made in determining reserves for uncollectible receivables, inventory write-downs, impairment of long-term assets, purchase price allocations, valuation allowance on deferred tax assets, accruals for potential liabilities and assumptions made in valuing equity instruments. Actual results could differ from those estimates.

Cash Equivalents and Investments

The Company has invested its excess cash in money market accounts, certificates of deposit, corporate debt, government-sponsored enterprise bonds and municipal bonds and considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Investments with original maturities greater than three months and remaining maturities less than one year are classified as short-term investments. Investments with remaining maturities greater than one year are classified as long-term investments. Management generally determines the appropriate classification of securities at the time of purchase. All securities are classified as available-for-sale. The Company’s available-for-sale short-term and long-term investments are carried at fair value, with the unrealized holding gains and losses reported in accumulated other comprehensive income (loss). Realized gains and losses and declines in the value judged to be other-than-temporary are included in the other income, net line item in the consolidated statements of operations. The cost of securities sold is based on the specific identification method.

Fair Value Measurements

The Company measures the fair value of financial instruments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

Level 1 —Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date.

Level 2 —Pricing is provided by third party sources of market information obtained through the Company’s investment advisors, rather than models. The Company does not adjust for, or apply, any additional assumptions or estimates to the pricing information it receives from advisors. The Company’s Level 2 securities include cash equivalents and available-for-sale securities, which consisted primarily of certificates of deposit, corporate debt, and government agency and municipal debt securities from issuers with high-quality credit ratings. The Company’s investment advisors obtain pricing data from independent sources, such as Standard & Poor’s, Bloomberg and Interactive Data Corporation, and rely on comparable pricing of other securities because the Level 2 securities are not actively traded and have fewer observable transactions. The Company considers this the most reliable information available for the valuation of the securities.

Level 3 —Unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment are used to measure fair value. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 investments and other financial instruments involves the most management judgment and subjectivity.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, accounts payable, notes payable and other payables, approximate their fair values because of the short maturity of these instruments. The carrying values of lease obligations and long-term financing obligations approximate their fair values because interest rates on these obligations are based on prevailing market interest rates. The Company measures the fair value of its warrant liabilities using Level 3 inputs.

Derivatives and Liability-Classified Instruments

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and the guidance provided by the Financial Accounting Standards Board (FASB) in ASC 480, Distinguishing Liabilities from Equity (ASC 480) and ASC 815, Derivatives and Hedging (ASC 815). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure that its trade receivables balances are not overstated due to uncollectibility. The Company performs ongoing customer credit evaluations within the context of the industry in which it operates and generally does not require collateral from its customers. A specific allowance of up to 100% of the invoice value is provided for any problematic customer balances. Delinquent account balances are written off after management has determined that the likelihood of collection is remote. The Company grants credit only to customers deemed creditworthy in the judgment of management. The allowance for doubtful accounts receivable was approximately $183,000 and $61,000 as of December 31, 2022 and December 31, 2021, respectively.

Inventories

The Company values its inventories at the lower of cost, which approximates actual cost on a first-in, first-out basis, or net realizable value. Costs of inventories primarily consisted of material and third party assembly costs. The Company records inventory reserves for estimated obsolescence or unmarketable inventories based upon assumptions about future demand and market conditions. Once a reserve is established, it is maintained until the product to which it relates is sold or otherwise disposed of. If actual market conditions are less favorable than those expected by management, additional adjustment to inventory valuation may be required. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. The Company recorded write-downs of inventory of approximately $420,000 during the year ended December 31, 2022. The Company recorded no inventory write-downs for the year ended December 31, 2021.

Tax Credits and Receivables

The Company is registered for the Canadian federal and provincial goods and services taxes. As such, the Company is obligated to collect from third parties and is entitled to claim sales taxes paid on its expenses and capital expenditures incurred in Canada.

The Company participates in the Canadian government’s Scientific Research and Experimental Development (SRED) Program, which uses tax incentives to encourage Canadian businesses to conduct research and development (R&D) in Canada. As a part of the program, the Company may be entitled to a receivable in the form of tax credits or incentives. The Company records refundable tax credits as a reduction of expense and receivable when the Company can reasonably estimate the amounts and it is more likely than not, the credit will be received.

A government refund or subsidy that is compensation for expenses or losses already incurred, or for which there are no future related costs, is recognized in the statement of operations in the period in which it becomes receivable.

On December 17, 2021, Peraso Tech ceased to be a Canadian Controlled Private Corporation, as defined by the government of Canada, and the Company was no longer eligible for the expenditure refund program. However, it is eligible for a tax credit of 15% on qualified SRED expenditures. Unused SRED tax credits can be carried back three years or forward for 20 years.

Property and Equipment

Property and equipment are originally recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to six years. Depreciation is recorded in cost of sales and operating expenses in the consolidated statements of operations and comprehensive loss. Leasehold improvements and assets acquired through capital leases are amortized over the shorter of their estimated useful life or the lease term, and related amortization is recorded in operating expenses in the consolidated statements of operations.

Intangible and Long-lived Assets

Intangible assets are recorded at cost and amortized on a straight-line method over their estimated useful lives of three to ten years. Amortization of developed technology and other intangibles directly related to the Company’s products is included in cost of net revenue, while amortization of customer relationships and other intangibles not associated with the Company’s products is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss.

The Company regularly reviews the carrying value and estimated lives of its long-lived assets and finite-lived intangible assets to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods as well as the strategic significance of the assets to the Company’s business objective. Should an impairment exist, the impairment loss would be measured based on the excess of the carrying amount of the long-lived asset group over the asset’s fair value.

Purchased Intangible Assets

Intangible assets acquired in business combinations are accounted for based on the fair value of assets purchased and are amortized over the period in which economic benefit is estimated to be received. Intangible assets subject to amortization, including those acquired in business combinations were as follows (amounts in thousands):

	December 31, 2022
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(1,491)	$4,235
Customer relationships	2,556	(666)	1,890
Other	186	(33)	153
Total	$8,468	$(2,190)	$6,278

	December 31, 2021
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(60)	$5,666
Customer relationships	2,556	(27)	2,529
Other	165	(5)	160
Total	$8,447	$(92)	$8,355

Developed technology primarily consisted of MoSys’ products that have reached technological feasibility and primarily relate to its memory semiconductor products and technology. The value of the developed technology was determined by discounting estimated net future cash flows of these products. The Company is amortizing the developed technology on a straight-line basis over four years. Amortization related to developed technology of approximately $1,431,000 and $60,000 for the years ended December 31, 2022 and 2021, respectively, has been included in cost of net revenue in the consolidated statements of operations and comprehensive loss.

Customer relationships relate to the Company’s ability to sell existing and future versions of products to MoSys’ customers existing at the time of the arrangement. The fair value of the customer relationships was determined by discounting estimated net future cash flows from the customer relationships. The Company is amortizing customer relationships on a straight-line basis over an estimated life of four years. Amortization related to customer relationships of approximately $639,000 and $27,000 for the years ended December 31, 2022 and 2021, respectively, has been included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Other amortization expense was approximately $28,000 and $5,000 for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, estimated future amortization expense related to intangible assets was (in thousands):

Year ending December 31,
2023	$2,099
2024	2,099
2025	2,011
2026	28
2027	10
Thereafter	31
$6,278

Business Combinations

The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill to reporting units based on the expected benefit from the business combination. Allocation of purchase consideration to identifiable assets and liabilities affects the amortization expense, as acquired finite-lived intangible assets are amortized over the useful life, whereas any indefinite-lived intangible assets, including goodwill, are not amortized. During the measurement period, which is not to exceed one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred.

Goodwill

The Company determines the amount of a potential goodwill impairment by comparing the fair value of the reporting unit with its carrying amount. To the extent the carrying value of a reporting unit exceeds its fair value, a goodwill impairment charge is recognized.

The Company has determined that it has a single reporting unit for purposes of performing its goodwill impairment test. As the Company uses the market approach to determine the step one fair value of the reporting unit, the price of its common stock is an important component of the fair value calculation. If the Company’s stock price experiences significant price and volume fluctuations, this will impact the fair value of the reporting unit, which can lead to potential impairment in future periods. The Company reviews goodwill for impairment on an annual basis or whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company first assesses qualitative factors to determine whether it is more-likely-than-not that the fair value of the reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform an impairment test. If the qualitative assessment warrants further analysis, the Company compares the fair value of the reporting unit to its carrying value. The fair value of the reporting unit is determined using the market approach. If the fair value of the reporting unit exceeds the carrying value of net assets of the reporting unit, goodwill is not impaired. If the carrying value of the reporting unit’s goodwill exceeds its fair value, then the Company must record an impairment charge equal to the difference.

During the three months ended December 31, 2022, the Company concluded a triggering event had occurred due to the sustained decrease in the price per share of its common stock and related reduced market capitalization. The Company performed a test for goodwill impairment, and, due to the decrease in the price per share of its common stock, the test results indicated the goodwill carrying value was greater than its implied fair value. As a result of the impairment test, the Company recorded a non-cash impairment charge totaling $9.9 million, and the Company’s goodwill balance was reduced to zero as of December 31, 2022.

Leases

ASC 842, Leases (ASC 842), requires an entity to recognize a right-of-use asset and a lease liability for all leases with terms longer than 12 months. The Company adopted ASC 842 utilizing the modified retrospective transition method. The Company elected the practical expedient afforded in ASC 842 in which the Company did not reassess whether any contracts that existed prior to adoption have or contain leases or the classification of its existing leases.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and its amendments (ASC 606). As described below, the analysis of contracts under ASC 606 supports the recognition of revenue at a point in time, resulting in revenue recognition timing that is materially consistent with the Company’s historical practice of recognizing product revenue when title and risk of loss pass to the customer.

The Company generates revenue primarily from sales of integrated circuits and module products, performance of engineering services and licensing of its intellectual property. Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

Product revenue

Revenue is recognized when performance obligations under the terms of a contract with a customer are satisfied. The majority of the Company’s contracts have a single performance obligation to transfer products. Accordingly, the Company recognizes revenue when title and risk of loss have been transferred to the customer, generally at the time of shipment of products. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products and is generally based upon a negotiated, formula, list or fixed price. The Company sells its products both directly to customers and through distributors generally under agreements with payment terms typically 60 days or less.

The Company may record an estimated allowance, at the time of shipment, for future returns and other charges against revenue consistent with the terms of sale.

Royalty and other

The Company’s licensing contracts typically provide for royalties based on the licensee’s use of the Company’s memory technology in its currently shipping commercial products. The Company estimates its royalty revenue in the calendar quarter in which the licensee uses the licensed technology. Payments are received in the subsequent quarter. The Company also generates revenue from licensing its technology. The Company recognizes license fees as revenue at the point of time when the control of the license has been transferred and the Company has no continuing performance obligations to the customer.

Engineering services revenue

Engineering and development contracts with customers generally contain a single performance obligation that is delivered over time. Revenue is recognized using an output method that is consistent with the satisfaction of the performance obligation as a measure of progress.

Deferred cost of net revenue

During the year ended December 31, 2022, the Company had $1.1 million of product shipments for which the revenue recognition criteria under ASC 606 had not been met. Accordingly, the Company deferred the cost of net revenue associated with these shipments, and the amount deferred has been presented as deferred cost of net revenue in the consolidated balance sheets.

Contract liabilities – deferred revenue

The Company’s contract liabilities consist of advance customer payments and deferred revenue. The Company classifies advance customer payments and deferred revenue as current or non-current based on the timing of when the Company expects to recognize revenue. As of December 31, 2022 and December 31, 2021, contract liabilities were in a current position and included in deferred revenue.

During the year ended December 31, 2022, the Company recognized approximately $243,000 of revenue that had been included in deferred revenue as of December 31, 2021.

See Note 7 for disaggregation of revenue by geography.

The Company does not have significant financing components, as payments from customers are typically due within 60 days of invoicing, and the Company has elected the practical expedient to not value financing components that are less than one year. Shipping and handling costs are generally incurred by the customer, and, therefore, are not recorded as revenue.

Cost of Net Revenue

Cost of net revenue consists primarily of direct and indirect costs of product sales, including amortization of intangible assets and depreciation of production-related fixed assets.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were not significant for the years ended December 31, 2022 and 2021.

Government Subsidies

A grant or subsidy that is compensation for expenses or losses already incurred, or for which there are no future related costs, is recognized in the statement of operations in the period in which it becomes receivable.

Starting in 2020, certain Canadian businesses, which experienced a drop in revenue during the COVID-19 pandemic, became eligible for rent and wage subsidies from the Canadian government. The Company’s subsidiary, Peraso Tech, was eligible for and received the Covid-program subsidies on a monthly basis beginning in the fourth quarter of 2020 and ending in the fourth quarter of 2021.

During the year ended December 31, 2021, the Company recognized payroll subsidies of $1,120,475 as a reduction in the associated wage costs and rent subsidies of $199,235 as a reduction of operating expenses in the consolidated statement of operations.

Research and Development

Engineering costs are recorded as research and development expense in the period incurred.

Stock-Based Compensation

The Company periodically issues stock options and restricted stock awards to employees and non-employees. The Company accounts for such grants based on ASC No. 718, whereby the value of the award is measured on the date of grant and recognized as compensation expense on a straight-line basis over the vesting period. The fair value of the Company’s stock options is estimated using the Black-Scholes-Merton Option Pricing (Black Scholes) model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the options, and future dividends. Compensation expense is recorded based upon the value derived from the Black Scholes model. The assumptions used in the Black Scholes model could materially affect compensation expense recorded in future periods.

Foreign Currency Transactions

The functional currency of the Company is the U.S dollar. All foreign currency transactions are initially measured and recorded in an entity’s functional currency using the exchange rate on the date of the transaction. All monetary assets and liabilities are remeasured at the end of each reporting period using the exchange rate at that date. All non-monetary assets and related expense, depreciation or amortization are not subsequently remeasured and are measured using the historical exchange rate. An average exchange rate may be used to recognize income and expense items earned or incurred evenly over a period. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the statement of operations, except for the gains and losses arising from the conversion of the carrying amount of the foreign currency denominated convertible preferred shares into the functional currency that are presented as adjustment to the net loss to arrive at net loss attributable to common stockholders.

Per-Share Amounts

Basic net loss per share is computed by dividing net loss for the period by the weighted-average number of exchangeable shares and shares of common stock outstanding during the period. Diluted net loss per share gives effect to all potentially dilutive exchangeable and common shares outstanding during the period. Potentially dilutive common shares consist of incremental exchangeable shares and shares of common stock issuable upon the achievement of escrow terms, exercise of stock options, vesting of stock awards and exercise of warrants.

The following table sets forth securities outstanding that were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):

	December 31,
	2022	2021
Escrow Shares - exchangeable shares	33	33
Escrow Shares - common stock	13	13
Options to purchase common stock	37	39
Unvested restricted common stock units	26	2
Common stock warrants	124	3
Total	233	90

Income Taxes

The Company determines deferred tax assets and liabilities based upon the differences between the financial statement and tax bases of the Company’s assets and liabilities using tax rates in effect for the year in which the Company expects the differences to affect taxable income. A valuation allowance is established for any deferred tax assets for which it is more likely than not that all or a portion of the deferred tax assets will not be realized.

The Company files U.S. federal and state and foreign income tax returns in jurisdictions with varying statutes of limitations. The 2015 through 2020 tax years generally remain subject to examination by U.S. federal and state tax authorities, and the 2011 through 2020 tax years generally remain subject to examination by foreign tax authorities.

At December 31, 2022, the Company did not have any material unrecognized tax benefits nor expect its unrecognized tax benefits to change significantly over the next 12 months. The Company recognizes interest related to unrecognized tax benefits as income tax expense and penalties related to unrecognized tax benefits as other income and expense. During the years ended December 31, 2022 and 2021, the Company did not recognize any interest or penalties related to unrecognized tax benefits.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments—Credit Losses. This ASU added a new impairment model (known as the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes an allowance for its estimate of expected credit losses and applies to most debt instruments, trade receivables, lease receivables, financial guarantee contracts, and other loan commitments. The CECL model does not have a minimum threshold for recognition of impairment losses and entities will need to measure expected credit losses on assets that have a low risk of loss. This update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for smaller reporting companies. The Company does not expect that the adoption of ASU No. 2016-13 will have a significant impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (ASU 2021-04). ASU 2021-04 provides guidance as to how an issuer should account for a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option (i.e., a warrant) that remains classified after modification or exchange as an exchange of the original instrument for a new instrument. An issuer should measure the effect of a modification or exchange as the difference between the fair value of the modified or exchanged warrant and the fair value of that warrant immediately before modification or exchange and then apply a recognition model that comprises four categories of transactions and the corresponding accounting treatment for each category (equity issuance, debt origination, debt modification, and modifications unrelated to equity issuance and debt origination or modification). ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the guidance provided in ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date. The Company adopted ASU 2021-04 effective January 1, 2022. The adoption of ASU 2021-04 did not have any impact on the Company’s consolidated financial statement presentation or disclosures.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.